Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000007976
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000007977
Average Annual Return [Line Items]
Average Annual Return, Percent	6.87%	1.71%	3.02%
Without Sales Load [Member] | C000007976
Average Annual Return [Line Items]
Average Annual Return, Percent	6.79%	1.63%	2.94%
NACC2 Index: Bloomberg PA Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%	1.45%	2.66%
NACC2 Index: Bloomberg PA Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg PA Municipal Bond Index
Average Annual Return, Percent	5.33%	1.45%	2.66%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.93%	1.35%	2.45%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.93%	1.35%	2.45%